INVESTMENTS IN UNCONSOLIDATED AFFILIATES	3 Months Ended
Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED AFFILIATES	INVESTMENTS IN UNCONSOLIDATED AFFILIATESAs of March 31, 2023, Dole’s investments in unconsolidated affiliates were $125.4 million, of which $122.0 million represented equity method investments, and $3.4 million represented investments in which Dole does not have significant influence. As of December 31, 2022, Dole’s investments in unconsolidated affiliates were $124.2 million, of which $120.9 million represented equity method investments, and $3.3 million represented investments in which Dole does not have significant influence. Dole’s consolidated net income includes its proportionate share of the net income or loss of equity method investments in affiliates. When Dole records its proportionate share of net income, it increases equity method earnings in the condensed consolidated statements of operations and the carrying value in that investment in the condensed consolidated balance sheets. Conversely, when Dole records its proportionate share of a net loss, it decreases equity method earnings in the condensed consolidated statements of operations and the carrying value in that investment in the condensed consolidated balance sheets. Cash dividends received from investments in which Dole does not have significant influence are recorded in other income, net, and have historically not been significant.
Transactions with Unconsolidated Affiliates
The following table presents sales to and purchases from investments in unconsolidated affiliates for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars in thousands)
Sales	$30,590	$32,284
Purchases	34,138	35,764
The following tables presents amounts due from and to investments in unconsolidated affiliates as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$18,436	$27,950
Amounts due from investments in unconsolidated affiliates presented within other receivables	3,713	3,224
Amounts due to investments in unconsolidated affiliates presented within accounts payable	11,047	9,225
Amounts due from investments in unconsolidated affiliates presented within other assets	8,522	8,396